Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible assets amortization expense
2023	¥ 1,443,225
2024	901,334
2025	533,749
2026	371,679
2027	242,666
Thereafter	834,137
Total	¥ 4,326,790	$ 627,326	¥ 3,835,600